Subsequent Events (Details) - Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]			1 Months Ended
	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)
Subsequent Events (Details) [Line Items]
Bank borrowing		¥ 2,800,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Bank borrowing	$ 427,363		$ 518,941	¥ 3,400,000